Income Taxes (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
U.S. federal taxes:
U.S. federal taxes current			$ 0		$ (99,200)	$ 0
U.S. federal taxes deferred			0		1,693,700	(1,152,500)
Non-U.S. taxes:
Non-U.S. taxes current			0		0	0
Non-U.S. taxes deferred			0		800,300	0
Total provision for income taxes	$ 0	$ (317,200)	$ 0	$ 737,300	$ (2,394,800)	$ (1,152,500)